Areas of Significant Judgements and Estimation Uncertainty (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 28, 2021	Apr. 16, 2021	Apr. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Judgements and Estimates [Line Items]
Gain on reclassification of investment in Solaris Resources Inc.				$ 186,067	$ 0
Solaris Resources Inc
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate	19.90%
Greenstone Gold Mines LP
Judgements and Estimates [Line Items]
Percentage of voting equity interests acquired		10.00%
Greenstone Gold Mines LP
Judgements and Estimates [Line Items]
Ownership interest in subsidiary		60.00%	50.00%	60.00%